Long-Term Debt: (Tables) - Hman Group holdings Inc and subsidiaries	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Summary of Company's debt

	June 26, 2021	December 26, 2020
Revolving loans	$158,000	$72,000
Senior term loan, due 2025	1,066,740	1,037,044
6.375% Senior Notes, due 2022	330,000	330,000
11.6% Junior Subordinated Debentures – Preferred	105,443	105,443
Junior Subordinated Debentures – Common	3,261	3,261
Capital & finance leases	1,773	2,044
	1,665,217	1,549,792
Unamortized premium on 11.6% Junior Subordinated Debentures	13,777	14,591
Unamortized discount on Senior term loan	(5,783)	(6,532)
Current portion of long term debt, capital leases and finance leases	(11,442)	(11,481)
Deferred financing fees	(10,293)	(10,862)
Total long term debt, net	$1,651,476	$1,535,508

	December 26, 2020	December 28, 2019
Revolving loans	$72,000	$113,000
Senior Term Loan, due 2025	1,037,044	1,047,653
6.375% Senior Notes, due 2022	330,000	330,000
11.6% Junior Subordinated Debentures – Preferred	105,443	105,443
Junior Subordinated Debentures – Common	3,261	3,261
Finance leases & other obligations	2,044	2,275
	1,549,792	1,601,632
Unamortized premium on 11.6% Junior Subordinated Debentures	14,591	16,110
Unamortized discount on Senior Term Loan	(6,532)	(8,040)
Current portion of long term debt and capital leases	(11,481)	(11,358)
Deferred financing fees	(10,862)	(14,055)
Total long term debt, net	$1,535,508	$1,584,289

Summarized financial information of the Trust

December 26, 2020	Amount
Non-current assets – junior subordinated debentures – preferred	$120,034
Non-current assets – junior subordinated debentures – common	3,261
Total assets	$123,295
Non-current liabilities – trust preferred securities	$120,034
Stockholder’s equity – trust common securities	3,261
Total liabilities and stockholders’ equity	$123,295

Summary of aggregate minimum principal maturities of the long-term debt obligations

Year	Amount
2021	$10,609
2022	340,609
2023	10,609
2024	82,609
2025	994,606
Thereafter	108,706
$1,547,748